WISDOMTREE TRUST

Supplement Dated September 15, 2022

to the currently effective

Statutory Prospectus (the “Prospectus”) and

Statement of Additional Information (“SAI”) for the

WisdomTree CBOE S&P 500 PutWrite Strategy Fund

WisdomTree Enhanced Commodity Strategy Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Target Range Fund

(Ticker Symbols: PUTW, GCC, WTMF, and GTR, respectively)

(each a “Fund” and collectively the “Funds”)

The following information supplements and should be read in conjunction with the Prospectus and SAI for the above-listed Funds.

Effective immediately, Vassilis Dagioglu is no longer a member of the sub-adviser’s Multi-Asset Solutions team. Accordingly, all references to Vassilis Dagioglu are deleted. James Stavena is now the Head of Portfolio Management, Multi-Asset Solutions team of the sub-adviser. Accordingly, James Stavena’s title is replaced with “Head of Portfolio Management, Multi-Asset Solutions”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-0831-0922